Share capital and reserves	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital and reserves

10.	Share capital and reserves

(a)	Authorized share capital

At December 31, 2025, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b)	Details of other issues of common shares in 2025, 2024 and 2023

During the year-ended December 31, 2025, 50,000 stock options were exercised at a price of $0.16 for a proceed of $8,000 and the total number of shares issued in connection with the cashless exercise of options was 91,773.

There were no share issuances during the years-ended December 31, 2024 and 2023.

(c)	Warrants

There were no warrants for the year ended December 31, 2025. The continuity of warrants for the years ended December 31, 2024 and 2023 are as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
March 18, 2024	USD$0.80	7,923,077	-	-	(7,923,077)	-
March 18, 2024	USD$0.80	435,769	-	-	(435,769)	-
May 14, 2024	$1.50	500,000	-	-	(500,000)	-
Warrants outstanding and exercisable		8,858,846	-	-	(8,858,846)	-
Weighted average exercise price		$1.08	-	-	$1.08	-

The weighted average remaining life of warrants outstanding at December 31, 2024 was nil years (2023 – 0.22 years).

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
March 27, 2023	$0.50	5,489,658	-	-	(5,489,658)	-
August 6, 2023	$0.90	3,100,000	-	-	(3,100,000)	-
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		17,448,504	-	-	(8,589,658)	8,858,846
Weighted average exercise price		$0.88	-	-	$0.64	$1.08

(d)	Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of 10% of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed 2% of the issued and outstanding common shares in any twelve month period. At December 31, 2025, the Company had reserved 2,101,318 stock options that may be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five trading days immediately preceding the date of the grant.

The maximum term of all options is five years. The Board of Directors determines the term of the option (to a maximum of five years) and the time during which any option may vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no more than 25% of such option being exercisable in any three month period. All options granted during the years ended December 31, 2025, 2024 and 2023 vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the years ended December 31, 2025, 2024 and 2023 are as follows:

Expiry date	Exercise price	December 31, 2024	Granted	Exercised		Forfeited	December 31, 2025
March 7, 2027	$0.38	1,000,000	-	-		-	1,000,000
June 10, 2027	$0.33	3,375,000	-	-		(265,000)	3,110,000
October 4, 2027	$0.30	755,000	-	-		-	755,000
December 16, 2027	$0.33	855,000	-	-		(15,000)	840,000
February 14, 2028	$0.30	600,000	-	-		-	600,000
April 3, 2028	$0.26	1,575,000	-	-		-	1,575,000
July 10, 2028	$0.16	2,470,000	-	(550,000	)(i)	-	1,920,000
September 19, 2028	$0.18	1,035,000	-	-		-	1,035,000
August 9, 2030	$0.25	-	800,000	-		-	800,000
Options outstanding and exercisable		11,665,000	800,000	(550,000)		(280,000)	11,635,000
Weighted average exercise price		$0.27	$0.25	$0.16		$0.33	$0.27

In accordance with the Company’s stock option plan, the option holder exercised 500,000 stock options on a cashless basis at an exercise price of $0.22 resulting in the issuance of 91,773 shares. In addition, 50,000 stock options were exercised at a price of $0.16 for a proceed of $8,000.

The weighted average remaining life of stock options outstanding at December 31, 2025 was 2.13 years (2024 – 2.97 years).

(d)	Share purchase option compensation plan

Expiry date	Exercise price	December 31, 2023	Granted	Exercised	Forfeited	December 31, 2024
March 7, 2027	$0.38	1,125,000	-	-	(125,000)	1,000,000
June 10, 2027	$0.33	3,640,000	-	-	(265,000)	3,375,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	600,000	-	-	-	600,000
April 3, 2028	$0.26	1,975,000	-	-	(400,000)	1,575,000
July 10, 2028	$0.16	2,520,000	-	-	(50,000)	2,470,000
September 19, 2028	$0.18	1,035,000	-	-	-	1,035,000
Options outstanding and exercisable		12,505,000	-	-	(840,000)	11,665,000
Weighted average exercise price		$0.27	-	-	$0.29	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2024 was 2.97 years (2023 – 3.96 years).

Expiry date	Exercise price	December 31, 2022	Granted	Exercised	Expired	December 31, 2023
February 9, 2023	$0.97	350,000	-	-	(350,000)	-
March 3, 2023	$0.96	250,000	-	-	(250,000)	-
March 31, 2023	$0.68	1,975,000	-	-	(1,975,000)	-
May 8, 2023	$0.69	100,000	-	-	(100,000)	-
May 28, 2023	$0.65	100,000	-	-	(100,000)	-
July 8, 2023	$0.62	2,420,000	-	-	(2,420,000)	-
September 18, 2023	$0.51	960,000	-	-	(960,000)	-
March 7, 2027	$0.38	1,125,000	-	-	-	1,125,000
June 10, 2027	$0.33	3,640,000	-	-	-	3,640,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	-	600,000	-	-	600,000
April 3, 2028	$0.26	-	1,975,000	-	-	1,975,000
July 10, 2028	$0.16	-	2,520,000	-	-	2,520,000
September 19, 2028	$0.18	-	1,035,000	-	-	1,035,000
Options outstanding and exercisable		12,530,000	6,130,000	-	(6,155,000)	12,505,000
Weighted average exercise price		$0.49	$0.21	-	$0.66	$0.27

The fair value of options granted during the years ended December 31, 2025 and 2023, calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
800,000	August 11, 2025	$0.16	2.93%	5	79.83%	$Nil
1,035,000	September 19, 2023	$0.10	3.96%	5	71.15%	$Nil
2,520,000	July 10, 2023	$0.12	3.81%	5	70.98%	$Nil
1,975,000	April 3, 2023	$0.15	2.87%	5	68.52%	$Nil
600,000	February 13, 2023	$0.18	3.43%	5	68.61%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended December 31, 2025 was $128,000 (2024 - $ Nil; 2023 - $810,150).